Consolidated Investment Products (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Variable Interest Entity [Line Items]
Percentage of VIE general partnership interest	1.00%
Number of Investment Trusts Entered into Contingent Support Agreements	2
Total assets	$ 17,492,400,000	$ 19,347,000,000
Pay interest at Libor or Euribor plus	12.50%
Collateral assets, default percentage	1.80%	1.00%
Outstanding balance on the notes issued by consolidated CLOs exceeds their fair value by approximately	300,000,000	1,000,000,000
Notes issued by collateralized loan obligations terms of arrangements interest rate margin spread low	0.21%
Notes issued by collateralized loan obligations terms of arrangements interest rate margin spread high	7.10%
Notes issued by collateralized loan obligations cumulative average default rate range minimum	1.00%
Notes issued by collateralized loan obligations cumulative average default rate range maximum	5.00%
CLO [Member]
Variable Interest Entity [Line Items]
Weighted average maturity (years)	8.8
Gain (loss) on derivative instruments, net, pretax	9,600,000	9,200,000
Senior Secured Bank Loans And Bonds [Member] | CLO [Member]
Variable Interest Entity [Line Items]
Fair value, option, aggregate differences, long-term debt instruments	121,600,000	701,000,000
Swap [Member] | VIEs [Member]
Variable Interest Entity [Line Items]
Derivative instruments, number of open swap agreements	0	70
Derivative instruments, open swap agreements, notional value		123,300,000
Minimum [Member]
Variable Interest Entity [Line Items]
Variable Interest Entity Term	7
Minimum [Member] | Private Equity Funds [Member]
Variable Interest Entity [Line Items]
Variable Interest Entity Terms (in years)	7 years
Maximum [Member]
Variable Interest Entity [Line Items]
Variable Interest Entity Term	12
Maximum [Member] | Private Equity Funds [Member]
Variable Interest Entity [Line Items]
Variable Interest Entity Terms (in years)	12 years
Level 3 Assets [Member]
Variable Interest Entity [Line Items]
Transfers, net	$ (9,900,000)	$ 0